Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of net income per common share

	2016	2015	2014
Basic
Average common shares outstanding	91,838,603	92,197,207	96,190,101
Net income	$1,132,703	$1,053,849	$865,887
Net income per common share	$12.33	$11.43	$9.00

Diluted
Average common shares outstanding	91,838,603	92,197,207	96,190,101
Stock options and other contingently issuable shares (1)	2,089,921	1,826,885	1,885,334
Non-vested restricted stock grants	559,562	519,451	665,086
Average common shares outstanding assuming dilution	94,488,086	94,543,543	98,740,521

Net income	$1,132,703	$1,053,849	$865,887
Net income per common share	$11.99	$11.15	$8.77

(1)	Stock options and other contingently issuable shares excludes 62,935, 34,463 and 608,477 shares at December 31, 2016, 2015 and 2014, respectively, due to their anti-dilutive effect.